Accrued Pension and Severance Costs (Schedule of Estimated Prior Service Cost and Actuarial Loss for Defined Benefit Pension Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	¥ 898
Prior service benefit	(168)
Estimated prior service cost and actuarial loss for the defined benefit pension plans	730
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	392
Estimated prior service cost and actuarial loss for the defined benefit pension plans	¥ 392